SHAREHOLDERS' EQUITY (Details) - USD ($) $ / shares in Units, $ in Thousands								1 Months Ended		12 Months Ended
	Feb. 07, 2023	Aug. 31, 2022	Aug. 17, 2022	Aug. 02, 2022	Mar. 01, 2022	Feb. 15, 2022	Feb. 01, 2022	Jan. 31, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2014
SHAREHOLDERS' EQUITY
Stock repurchase program, authorized amount														$ 3,000
employee stock options granted fair value										$ 8.99	$ 10.64	$ 8.55
Non vested awards										$ 16,477
Period for recognition of awards										2 years 10 months 20 days
Additional stock repurchase program authorized amount									$ 35,000				$ 276,000
Treasury stock, shares										32,309,899	30,796,692
Dividend payable percent per share				$ 0.18			$ 0.18
Dividends paid				$ 5,700			$ 5,800
Net proceeds from offering										$ 0	$ 0	$ 85,426
Date to paid for dividend payable		Aug. 31, 2022			Mar. 01, 2022
Date of record for dividend payable			Dec. 31, 2022			Feb. 15, 2022
Subsequent Event
SHAREHOLDERS' EQUITY
Additional stock repurchase program authorized amount								$ 25,000
Dividend payable (per share)	$ 0.18
Dividends Payable	$ 5,700
Date declared for dividend payable	Feb. 07, 2023
Date to paid for dividend payable	Mar. 07, 2023
Date of record for dividend payable	Feb. 21, 2023
Share Repurchase Program
SHAREHOLDERS' EQUITY
Treasury stock, shares										32,309,899
Stock redeemed or called during period, value										$ 217,744
Aggregate Consideration for shares repurchased										$ 38,099
Stock repurchased and retired during period, shares										1,513,207,000
Employee And Non-employee Stock Option Plan
SHAREHOLDERS' EQUITY
Share repurchase authorized amount										2,290,337
Share based payment intrinsic value										$ 2,878	$ 9,281	$ 10,633